                          TIAA SEPARATE ACCOUNT VA-1
                               730 THIRD AVENUE
                        NEW YORK, NEW YORK 10017-3206
                                (212) 490-9000




                                                  April 1, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


             Re:  TIAA Separate Account VA-1
                  (File No. 33-79124):
                  Rule 497(j) Certification
                  --------------------------


Dear Commissioners:

            In lieu of filing with the Commission its definitive Prospectus and Statement of Additional Information dated April 1, 1998, as otherwise required by Rule 497(c) under the Securities Act of 1993, TIAA Separate Account VA-1 hereby certifies that:

            (1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 4 to its registration statement on Form N-3 ("Amendment No. 4"), as filed with the Commission on March 27, 1998; and

            (2) the text of Amendment No. 4 has been filed with the Commission electronically.



                                               Sincerely,


                                               /s/ Peter C. Clapman
                                               Peter C. Clapman
                                               Senior Vice President,
                                               Secretary and Chief Counsel,
                                               Investments